UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/05

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [] is a restatement.
  						[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue
		New York, NY 10051

Form 13 F File Number:	28-5934

The institutional investment manager filing this report and the person
By whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral partsof this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Donald G. Allison
Title:	Executive Vice President
Phone:	212-308-1296
Signature, Place, and Date of Signing:

	    Donald G. Allison		New York, NY		  2/13/06
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	83

Form 13F Table Value Total:			237,414
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FORM 13F INFORMATION
TABLE






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VALUE
SHARES/
SH/
PUT/
INVSTMT
OTHER

VOTING
AUTHORITY

NAME OF ISSUER
TITLE OF
CLASS
CUSIP
X1000
PRN AMT
PRN
CALL
DSCRETN
MANAGERS
SOLE
SHARED
NONE
3M Company
COM
88579Y101
2,906
37,500
SH

SOLE

37,000

500
American Express
COM
025816109
3,402
66,100
SH

SOLE

65,400

700
Amgen
COM
031162100
2,200
27,900
SH

SOLE

27,500

400
Arch Coal
COM
039380100
2,186
27,500
SH

SOLE

26,700

800
Autodesk
COM
052769106
3,177
74,000
SH

SOLE

73,000

1,000
Automatic Data Processing
COM
053015103
3,750
81,700
SH

SOLE

81,000

700
BHP Bilton Ltd.
ADR
088606108
1,838
55,000
SH

SOLE

54,300

700
Blackrock
COM
09247X101
3,645
33,600
SH

SOLE

33,300

300
CIT Group
COM
125581108
3,925
75,800
SH

SOLE

75,100

700
Canadian Pacific Railway
ADR
13645T100
2,643
63,000
SH

SOLE

63,000

0
Caterpillar
COM
149123101
4,795
83,000
SH

SOLE

82,200

800
Cheesecake Factory
COM
163072101
2,875
76,900
SH

SOLE

76,000

900
Chicago Bridge and Iron
ADR
167250109
1,543
61,200
SH

SOLE

60,000

1,200
Chicago Mercantile Exch
COM
167760107
2,866
7,800
SH

SOLE

7,800

0
Cisco Systems
COM
17275R102
1,969
115,000
SH

SOLE

115,000

0
Citigroup
COM
172967101
3,179
65,500
SH

SOLE

64,800

700
Coach
COM
189754104
1,334
40,000
SH

SOLE

40,000

0
Colgate-Palmolive
COM
194162103
2,320
42,300
SH

SOLE

41,700

600
Commercial Metals
COM
201723103
1,584
42,200
SH

SOLE

41,500

700
ConocoPhillips
COM
20825C104
1,251
21,500
SH

SOLE

21,500

0
Corning
COM
219350105
2,697
137,200
SH

SOLE

136,000

1,200
Devon Energy
COM
25179M103
1,876
30,000
SH

SOLE

30,000

0
Domino's Pizza
COM
25754A201
968
40,000
SH

SOLE

40,000

0
Donaldson
COM
257651109
1,685
53,000
SH

SOLE

53,000

0
EMC Corp
COM
268648102
2,592
190,300
SH

SOLE

188,000

2,300
EOG Resources
COM
26875P101
2,363
32,200
SH

SOLE

31,900

300
Emerson Electric
COM
291011104
5,494
73,550
SH

SOLE

73,000

550
Euronet Services
COM
298736109
653
23,500
SH

SOLE

22,500

1,000
Exxon Mobil
COM
30231G102
5,235
93,200
SH

SOLE

92,200

1,000
Fedex
COM
31428X106
3,102
30,000
SH

SOLE

30,000

0
Genentech
COM
368710406
2,868
31,000
SH

SOLE

30,500

500
General Electric
COM
369604103
9,786
279,200
SH

SOLE

276,800

2,400
Gilead Science
COM
375558103
4,731
90,000
SH

SOLE

90,000

0
Hershey Foods
COM
427866108
2,116
38,300
SH

SOLE

37,700

600
Illinois Tool Works
COM
452308109
3,212
36,500
SH

SOLE

35,900

600
Inco Ltd.
COM
453258402
1,146
26,300
SH

SOLE

26,300

0
Intel Corp
COM
458140100
3,694
148,000
SH

SOLE

146,800

1,200
J.C. Penney Co
COM
708160106
5,404
97,200
SH

SOLE

96,200

1,000
Jacobs Engineering Group
COM
469814107
3,441
50,700
SH

SOLE

50,300

400
Joy Global
COM
481165108
1,000
25,000
SH

SOLE

25,000

0
Kellogg
COM
487836108
519
12,000
SH

SOLE

12,000

0
Kyphon
COM
501577100
1,837
45,000
SH

SOLE

45,000

0
Linear Technology Corp
COM
535678106
1,284
35,600
SH

SOLE

35,000

600
McDonald's
COM
580135101
1,686
50,000
SH

SOLE

50,000

0
Medtronic
COM
585055106
7,288
126,600
SH

SOLE

125,300

1,300
Merrill Lynch & Co
COM
590188108
2,323
34,300
SH

SOLE

34,000

300
Microsoft Corp
COM
594918104
4,354
166,500
SH

SOLE

165,000

1,500
Molex Inc., Class A
CL A COM
608554200
1,087
44,200
SH

SOLE

42,500

1,700
Nabors Industries
COM
G6359F103
1,515
20,000
SH

SOLE

20,000

0
Noble Drilling Corp
ADR
G65422100
3,068
43,500
SH

SOLE

42,900

600
Nokia Corp.
ADR
654902204
2,525
138,000
SH

SOLE

136,500

1,500
Novartis
ADR
66987V109
4,130
78,700
SH

SOLE

78,000

700
Paccar
COM
693718108
2,312
33,400
SH

SOLE

33,000

400
Patterson-UTI Energy
COM
703481101
2,521
76,500
SH

SOLE

76,500

0
Paychex
COM
704326107
2,104
55,200
SH

SOLE

54,200

1,000
Peabody Energy
COM
704549104
2,992
36,300
SH

SOLE

35,700

600
PepsiCo
COM
713448108
2,074
35,100
SH

SOLE

34,600

500
Petroleo Brasileiro
ADS
71654V408
492
6,900
SH

SOLE

6,400

500
Phelps Dodge
COM
717265102
863
6,000
SH

SOLE

6,000

0
Praxair
COM
74005P104
5,222
98,600
SH

SOLE

97,800

800
Procter & Gamble
COM
742718109
1,158
20,000
SH

SOLE

20,000

0
QUALCOMM
COM
747525103
2,796
64,900
SH

SOLE

64,300

600
Regal Beloit
COM
758750103
913
25,800
SH

SOLE

25,800

0
Robert Half International
COM
770323103
4,532
119,600
SH

SOLE

118,500

1,100
Roche Holding
ADR
771195104
4,641
62,000
SH

SOLE

61,400

600
SAP AG
ADR
803054204
4,273
94,800
SH

SOLE

93,800

1,000
SLM Corp
COM
78442P106
3,223
58,500
SH

SOLE

58,000

500
Schlumberger Ltd.
ADR
806857108
2,759
28,400
SH

SOLE

28,000

400
St. Jude Medical
COM
790849103
2,154
42,900
SH

SOLE

42,400

500
St. Mary Land & Exploration
COM
792228108
736
20,000
SH

SOLE

20,000

0
Stryker Corp
COM
863667101
5,554
125,000
SH

SOLE

123,000

2,000
Surmodics
COM
868873100
555
15,000
SH

SOLE

15,000

0
Target
COM
87612E106
610
11,100
SH

SOLE

10,500

600
Tiffany & Co.
COM
886547108
2,405
62,800
SH

SOLE

62,000

800
United Parcel Service
COM
911312106
2,465
32,800
SH

SOLE

32,300

500
UnitedHealth Group
COM
91324P102
5,816
93,600
SH

SOLE

92,800

800
WTS Washington Intl
COM
938862109
0
3
SH

SOLE

0

3
Walgreen Co
COM
931422109
8,365
189,000
SH

SOLE

188,000

1,000
Weatherford International
COM
G95089101
362
10,000
SH

SOLE

10,000

0
Wellpoint Health
COM
94973V107
2,793
35,000
SH

SOLE

35,000

0
Wells Fargo
COM
949746101
2,940
46,800
SH

SOLE

46,400

400
Westinghouse Air Brake
COM
929740108
1
19
SH

SOLE

0

19
Zimmer Holdings
COM
98956P102
2,900
43,000
SH

SOLE

43,000

0
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